NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Expense Settlements (Details)						3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2024 shares	Jul. 10, 2024 shares	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) installment $ / shares shares	Sep. 13, 2023 $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	882,668	1,602,994
Sale price per share (in Dollars per share) | $ / shares				$ 10			$ 10	$ 10
Stock payable for remaining shares | shares						250,000		250,000
Change in fair value of stock payable						$ (196,151)	$ (985,072)
Interest expense on convertible notes							1,896,714
Promissory notes						852,968	852,968	$ 852,968
Subscription agreement						2,460,488	2,425,647	2,425,647
Nonrelated Party
COMMITMENTS AND CONTINGENCIES
Stock payable						63,742	259,893	259,893
Promissory notes							852,968	852,968
Related Party
COMMITMENTS AND CONTINGENCIES
Stock payable						55,087	55,087	55,087
Promissory notes									$ 480,000	$ 480,000
Interest solutions note
COMMITMENTS AND CONTINGENCIES
Sale price per share (in Dollars per share) | $ / shares				$ 2
Interest expense on convertible notes						9,011
Promissory notes						$ 288,908	288,908	288,908
Shares issued as conversion in principle and interest on convertible notes (in shares) | shares						4,457
Accrued interest net						$ 9,011
Interest rate (in percent)				13.00%
Convertible amount				$ 275,000
Jones Trading Note
COMMITMENTS AND CONTINGENCIES
Sale price per share (in Dollars per share) | $ / shares				$ 2
Interest expense on convertible notes						12,288
Promissory notes						$ 393,966	393,966	393,966
Shares issued as conversion in principle and interest on convertible notes (in shares) | shares						6,077
Accrued interest net						$ 12,288
Interest rate (in percent)				13.00%
Convertible amount				$ 375,000
Toppan Note
COMMITMENTS AND CONTINGENCIES
Promissory notes						$ 170,094	$ 170,094	$ 170,094
Interest rate (in percent)				13.00%
Aggregate principal amount				$ 160,025
Maximum | Interest solutions note
COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion | shares				144,454
Maximum | Jones Trading Note
COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion | shares				196,983
Grant Thornton LLP
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				46,010
Sale price per share (in Dollars per share) | $ / shares				$ 10
IB Capital LLC
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				155,000
Sale price per share (in Dollars per share) | $ / shares				$ 1.9
Outside The Box Capital Inc
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares					20,000
Sale price per share (in Dollars per share) | $ / shares					$ 10
Carriage House Capital, Inc
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				100,000			100,000
Sale price per share (in Dollars per share) | $ / shares			$ 4.98	$ 4.98			$ 4.41	$ 4.41
Stock payable for remaining shares | shares						250,000	250,000
Stock payable						$ 1,244,965	$ 1,244,965	$ 1,244,965
Change in fair value of stock payable						196,150
Shares issuable for consulting services | shares							250,000
Carriage House Capital, Inc | Nonrelated Party
COMMITMENTS AND CONTINGENCIES
Stock payable							$ 259,893	259,893
Carriage House Capital, Inc | Due upon signing of the contract
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares			100,007
Carriage House Capital, Inc | Due in months four through twelve from the date of signing
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares			27,777
Carriage House Capital, Inc | Maximum
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares			350,000
Winston & Strawn LLP
COMMITMENTS AND CONTINGENCIES
Value of shares issuable for services				$ 2,500,000
Number of installments | installment				3
Value of shares issuable for services in each installment				$ 833,333
Subscription payable, liability						2,460,488	$ 2,425,647	$ 2,425,647
Aggregate principal amount				$ 2,500,000
Winston & Strawn LLP | Maximum
COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services | shares				2,500,000
Lead Nectar
COMMITMENTS AND CONTINGENCIES
Fair value of shares at grant date						$ 2,578
Number of shares issuable for services | shares				12,000
Value of shares payable for internet marketing services				$ 20,000